Goodwill and intangible assets (Detail 4) $ in Millions	Dec. 31, 2020 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2021	$ 33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	298
UBS AG
Estimated Aggregated Amortization Expenses [Line Items]
2021	33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	$ 298